SCHEDULE OF COMPANIES SUBSIDIARIES (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Security Matters PTY Ltd [Member]
IfrsStatementLineItems [Line Items]
Country of Incorporation	Australia
Percentage Owned	100.00%
Lion heart III Corp [Member]
IfrsStatementLineItems [Line Items]
Country of Incorporation	USA
Percentage Owned	100.00%		[1]
SMX Circular Economy Platform PTE Ltd [Member]
IfrsStatementLineItems [Line Items]
Country of Incorporation	Singapore
Percentage Owned	100.00%		[2]
SMX Ireland Limited [Member]
IfrsStatementLineItems [Line Items]
Country of Incorporation	Ireland
Percentage Owned	100.00%		[2]
SMX Israel Ltd [Member]
IfrsStatementLineItems [Line Items]
Country of Incorporation	Israel
Percentage Owned	100.00%	100.00%	[3]
Security Matters Canada Ltd [Member]
IfrsStatementLineItems [Line Items]
Country of Incorporation	Canada
Percentage Owned	100.00%	100.00%	[3]
Security Matters France Ltd [Member]
IfrsStatementLineItems [Line Items]
Country of Incorporation	France
Percentage Owned	100.00%	100.00%	[3]
SMX Beverages Pty Ltd [Member]
IfrsStatementLineItems [Line Items]
Country of Incorporation	Australia
Percentage Owned	100.00%	100.00%	[3]
Yahaloma Technologies Inc [Member]
IfrsStatementLineItems [Line Items]
Country of Incorporation	Canada
Percentage Owned	50.00%	50.00%	[3]
True Gold Consortium Pty Ltd [Member]
IfrsStatementLineItems [Line Items]
Country of Incorporation	Australia
Percentage Owned	44.40%	44.40%	[3]

[1]	Merger occurred in March 2023.
[2]	Incorporated in 2023.
[3]	Owned by Security Matters PTY Ltd. (formerly - Security Matters Limited) as of December 31, 2022.